Note Employee benefits (Change in accumulated other comprehensive income loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss	$ 289,233	$ 147,677
Recognized During Year [Abstract]
Actuarial losses	(17,860)	(8,074)
Ocurring During Year [Abstract]
Net acturial losses	23,419	149,630
Total Increase in AOCL	5,559	141,556
Accumulated other comprehensive loss	294,792	289,233
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss	13,588	6,928
Recognized During Year [Abstract]
Actuarial losses	(1,244)	(431)
Ocurring During Year [Abstract]
Net acturial losses	1,355	7,091
Total Increase in AOCL	111	6,660
Accumulated other comprehensive loss	$ 13,699	$ 13,588